OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 13:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Warranty accruals	$5,950	$5,780
Accrued expenses	11,051	11,408
Accrued commission	3,202	3,172
Employees and related expenses	10,043	9,517
Tax authorities	8,206	7,213
Other payables (see Note 22 d)	3,252	1,101

	$41,704	$38,191